DRY DOCK (Tables)	12 Months Ended
Dec. 31, 2012
DRY DOCK [Abstract]
Capitalized Dry Dock
The capitalized amounts in dry dock at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Original book value	$23,699	$19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	$4,238	$5,088